Restricted Stock Plan (Tables)	12 Months Ended
Dec. 31, 2021
Restricted Stock Plan
Schedule of Nonvested Restricted Stock Units Activity

A summary of the status of the Company’s nonvested restricted shares as of December 31, 2021, and changes during the year then ended, is presented below:

		Weighted-
		Average
		Grant-Date
	Shares	Fair Value
Nonvested, beginning of year	320,000	$11.73
Granted	10,000	14.08
Vested	(10,000)	10.73
Forfeited	(2,500)	13.00
Nonvested, end of year	317,500	$11.83